LEGAL RELATED AND NON LEGAL RELATED PROVISIONS - Roll forward (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Beginning Balance	$ 912,850	$ 868,642
Business combination		3,832
Provisions increased during the period	621,733	308,828	$ 294,233
Use of provisions	(131,729)	(107,533)	(86,899)
Amounts reversed due to provisions not utilized	(265,567)	(165,799)	(65,201)
Exchange differences	12,974	4,880	(886)
Ending Balance	1,150,261	912,850	868,642
Opening balance after adjustment, cumulative effect at date of initial application [member]
Disclosure of other provisions [line items]
Beginning Balance			727,395
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Beginning Balance	241,774	194,680
Business combination		2,417
Provisions increased during the period	206,861	190,248	116,627
Use of provisions	(81,910)	(20,787)	(34,603)
Amounts reversed due to provisions not utilized	(118,966)	(124,616)	(13,296)
Exchange differences	(230)	(168)	23
Ending Balance	247,529	241,774	194,680
Legal proceedings provision [member] | Opening balance after adjustment, cumulative effect at date of initial application [member]
Disclosure of other provisions [line items]
Beginning Balance			125,929
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Beginning Balance	671,076	673,962
Business combination		1,415
Provisions increased during the period	414,872	118,580	177,606
Use of provisions	(49,819)	(86,746)	(52,296)
Amounts reversed due to provisions not utilized	(146,601)	(41,183)	(51,905)
Exchange differences	13,204	5,048	(909)
Ending Balance	$ 902,732	$ 671,076	673,962
Miscellaneous other provisions [member] | Opening balance after adjustment, cumulative effect at date of initial application [member]
Disclosure of other provisions [line items]
Beginning Balance			$ 601,466